Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade And Other Current Receivables [Abstract]
Trade and Other Receivables
9.	TRADE AND OTHER RECEIVABLES

		December 31,	December 31,
	Note	2019	2018
Trade receivable		$351	$150
VAT receivable (1)		5,272	9,982
Income tax refund receivable (2)		1,010	3,587
Equipment loan receivable	11	1,000	-
Other receivables		281	12
		$7,914	$13,731

(1)

VAT receivable is value added tax payments made by the Company, which in Mexico and Canada are refundable. During the year ended December 31, 2019, the Company collected $10,557 (years ended December 31, 2018 and 2017 - $13,289 and $8,246, respectively) of the VAT receivable. Subsequent to December 31, 2019, $1,083 of VAT was received by the Company.

(2)

During the year ended December 31, 2019, the Company determined that collection was uncertain and recognized an impairment of $4,630 of the income tax refund receivable (years ended December 31, 2018 and 2017 - $nil).